Commitments and Contingencies (Minimum Future Rental Payments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 1,481
2018	1,140
2019 and on	1,159
Related Party [Member]
Operating Leased Assets [Line Items]
2017	$ 50